Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Health Care Trend Rates

	January 1,
Health Care Trend Rates	2016	2015
Initial	7.00%	6.25%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2024	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.1	$0.6	$0.3	$0.2	$0.1	$0.1
1% Decrease	(2.3)	(0.5)	(0.2)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$58.8	$12.6	$5.6	$5.5	$2.6	$2.9
1% Decrease	(50.7)	(10.6)	(4.9)	(4.8)	(2.3)	(2.6)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

AEP	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$4,992.9	$5,224.9	$1,450.6	$1,439.0
Service Cost	85.8	93.5	10.2	12.2
Interest Cost	211.6	205.3	60.9	56.8
Actuarial (Gain) Loss	142.7	(200.6)	17.3	37.2
Benefit Payments	(347.2)	(330.2)	(130.2)	(128.7)
Participant Contributions	—	—	37.8	33.3
Medicare Subsidy	—	—	0.8	0.8
Benefit Obligation as of December 31,	$5,085.8	$4,992.9	$1,447.4	$1,450.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,767.6	$4,967.5	$1,577.4	$1,693.9
Actual Gain (Loss) on Plan Assets	315.5	32.4	56.0	(34.0)
Company Contributions	91.4	97.9	4.9	12.9
Participant Contributions	—	—	37.8	33.3
Benefit Payments	(347.2)	(330.2)	(130.2)	(128.7)
Fair Value of Plan Assets as of December 31,	$4,827.3	$4,767.6	$1,545.9	$1,577.4

Funded (Underfunded) Status as of December 31,	$(258.5)	$(225.3)	$98.5	$126.8

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
AEP	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$154.5	$185.8
Other Current Liabilities – Accrued Short-term Benefit Liability	(5.9)	(6.3)	(3.0)	(3.3)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(252.6)	(219.0)	(53.0)	(55.7)
Funded (Underfunded) Status	$(258.5)	$(225.3)	$98.5	$126.8

Amounts Included in AOCI and Regulatory Assets

AEP	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$1,569.8	$1,546.1	$614.4	$577.4
Prior Service Cost (Credit)	1.0	3.3	(485.4)	(554.4)

Recorded as
Regulatory Assets	$1,415.6	$1,385.2	$90.4	$15.1
Deferred Income Taxes	54.4	57.5	13.5	2.8
Net of Tax AOCI	100.8	106.7	25.1	5.1

Components of Change in Amounts Included in AOCI and Regulatory Assets

AEP	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$107.5	$41.8	$68.4	$176.3
Amortization of Actuarial Loss	(83.8)	(107.1)	(31.4)	(18.8)
Amortization of Prior Service Credit (Cost)	(2.3)	(2.2)	69.0	69.1
Change for the Year Ended December 31,	$21.4	$(67.5)	$106.0	$226.6

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,846.0	$641.0	$588.5	$478.0	$252.0	$279.8
Nonqualified Pension Plans	69.8	0.3	0.3	—	2.2	1.7
Total as of December 31, 2016	$4,915.8	$641.3	$588.8	$478.0	$254.2	$281.5

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Underfunded Accumulated Benefit Obligation

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,085.8	$654.0	$611.6	$492.9	$2.3	$1.7

Accumulated Benefit Obligation	$4,915.8	$641.3	$588.8	$478.0	$2.2	$1.7
Fair Value of Plan Assets	4,827.3	606.4	586.1	473.8	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2016	$(88.5)	$(34.9)	$(2.7)	$(4.2)	$(2.2)	$(1.7)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$98.2	$4.3
APCo	10.2	2.4
I&M	13.6	—
OPCo	7.6	—
PSO	5.5	—
SWEPCo	8.7	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$332.6	$43.2	$35.7	$35.8	$19.6	$20.1
2018	335.6	42.9	35.9	35.7	19.3	21.3
2019	344.5	43.8	38.6	35.8	20.3	22.0
2020	351.2	44.5	38.7	36.1	20.4	22.6
2021	364.4	46.0	40.2	35.4	21.9	23.6
Years 2022 to 2026, in Total	1,841.2	231.2	216.5	172.6	106.7	122.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$137.0	$25.4	$16.6	$17.0	$7.6	$8.0
2018	138.2	25.6	16.7	17.0	7.6	8.1
2019	138.3	25.2	16.8	17.0	7.7	8.2
2020	139.7	25.2	16.9	16.9	7.9	8.4
2021	141.1	25.1	17.2	16.9	7.9	8.7
Years 2022 to 2026, in Total	718.0	122.7	87.6	83.8	41.1	46.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$0.3	$0.2	$—	$—	$—	$—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
2021	0.3	0.2	—	—	—	—
Years 2022 to 2026, in Total	1.7	1.0	—	—	—	—

Components of Net Periodic Benefit Cost

AEP	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$85.8	$93.5	$71.9	$10.2	$12.2	$14.2
Interest Cost	211.6	205.3	221.0	60.9	56.8	67.2
Expected Return on Plan Assets	(280.3)	(274.8)	(261.6)	(107.0)	(111.0)	(111.3)
Amortization of Prior Service Cost (Credit)	2.3	2.2	2.5	(69.0)	(69.1)	(69.0)
Amortization of Net Actuarial Loss	83.8	107.1	124.0	31.4	18.8	22.1
Net Periodic Benefit Cost (Credit)	103.2	133.3	157.8	(73.5)	(92.3)	(76.8)
Capitalized Portion	(37.8)	(48.4)	(52.2)	26.9	33.5	25.3
Net Periodic Benefit Cost (Credit) Recognized in Expense	$65.4	$84.9	$105.6	$(46.6)	$(58.8)	$(51.5)

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$84.2	$10.7	$10.0	$8.1	$4.4	$4.9
Prior Service Cost	1.0	0.2	0.2	0.1	—	—
Total Estimated 2017 Amortization	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

Pension Plans – Expected to be Recorded as
Regulatory Asset	$74.1	$10.9	$9.6	$8.2	$4.4	$4.9
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.2	—	0.4	—	—	—
Total	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$34.4	$5.8	$4.1	$4.0	$1.9	$2.2
Prior Service Credit	(69.0)	(10.0)	(9.4)	(6.9)	(4.3)	(5.2)
Total Estimated 2017 Amortization	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(25.1)	$(2.2)	$(4.8)	$(2.9)	$(2.4)	$(1.9)
Deferred Income Taxes	(3.3)	(0.7)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(6.2)	(1.3)	(0.3)	—	—	(0.7)
Total	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$72.9	$73.6	$70.5
APCo	7.3	7.2	7.3
I&M	10.9	10.6	10.5
OPCo	5.6	5.4	5.2
PSO	4.3	4.2	4.0
SWEPCo	5.7	5.7	5.3

Benefit Obligations [Member]
Actuarial Assumptions

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
Assumption	2016	2015	2016	2015
Discount Rate	4.05%	4.30%	4.10%	4.30%

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2016	2015
AEP	4.75%	4.80%
APCo	4.55%	4.45%
I&M	4.80%	4.75%
OPCo	4.85%	4.85%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Costs [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
	January 1,
Assumptions	2016	2015	2014	2016	2015	2014
Discount Rate	4.30%	4.00%	4.70%	4.30%	4.00%	4.70%
Expected Return on Plan Assets	6.00%	6.00%	6.00%	7.00%	6.75%	6.75%

	Pension Plans
	January 1,
Assumption – Rate of Compensation Increase (a)	2016	2015	2014
AEP	4.75%	4.80%	4.85%
APCo	4.55%	4.45%	4.60%
I&M	4.80%	4.80%	4.90%
OPCo	4.85%	4.80%	5.00%
PSO	4.90%	4.80%	4.90%
SWEPCo	4.75%	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Appalachian Power Co [Member]
Health Care Trend Rates

	January 1,
Health Care Trend Rates	2016	2015
Initial	7.00%	6.25%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2024	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.1	$0.6	$0.3	$0.2	$0.1	$0.1
1% Decrease	(2.3)	(0.5)	(0.2)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$58.8	$12.6	$5.6	$5.5	$2.6	$2.9
1% Decrease	(50.7)	(10.6)	(4.9)	(4.8)	(2.3)	(2.6)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

APCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$653.4	$702.8	$262.2	$267.1
Service Cost	8.1	8.7	1.0	1.1
Interest Cost	27.2	26.7	10.8	10.3
Actuarial (Gain) Loss	9.2	(41.4)	(0.2)	2.5
Benefit Payments	(43.9)	(43.4)	(24.8)	(24.7)
Participant Contributions	—	—	6.4	5.7
Medicare Subsidy	—	—	0.2	0.2
Benefit Obligation as of December 31,	$654.0	$653.4	$255.6	$262.2

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$603.2	$642.3	$256.7	$280.6
Actual Gain (Loss) on Plan Assets	38.3	(5.7)	5.9	(7.7)
Company Contributions	8.8	10.0	2.7	2.8
Participant Contributions	—	—	6.4	5.7
Benefit Payments	(43.9)	(43.4)	(24.8)	(24.7)
Fair Value of Plan Assets as of December 31,	$606.4	$603.2	$246.9	$256.7

Underfunded Status as of December 31,	$(47.6)	$(50.2)	$(8.7)	$(5.5)

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$25.2	$30.8
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.4)	(2.6)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(47.6)	(50.2)	(31.5)	(33.7)
Underfunded Status	$(47.6)	$(50.2)	$(8.7)	$(5.5)

Amounts Included in AOCI and Regulatory Assets

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$216.2	$220.8	$92.9	$86.9
Prior Service Cost (Credit)	0.2	0.3	(70.5)	(80.6)

Recorded as
Regulatory Assets	$213.7	$218.3	$7.7	$(0.7)
Deferred Income Taxes	1.0	1.0	5.1	2.4
Net of Tax AOCI	1.7	1.8	9.6	4.6

Components of Change in Amounts Included in AOCI and Regulatory Assets

APCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$6.2	$(0.3)	$11.4	$24.7
Amortization of Actuarial Loss	(10.8)	(13.9)	(5.4)	(3.6)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	10.1	10.0
Change for the Year Ended December 31,	$(4.7)	$(14.4)	$16.1	$31.1

Allocated Assets of Investments

	Pension Plan		Other Postretirement Benefit Plans
	December 31,
Company	2016	2015	2016	2015
APCo	12.6%	12.7%	16.0%	16.3%
I&M	12.1%	12.0%	12.1%	12.0%
OPCo	9.8%	9.9%	11.8%	12.1%
PSO	5.5%	5.5%	5.6%	5.6%
SWEPCo	6.0%	5.9%	6.3%	6.2%

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,846.0	$641.0	$588.5	$478.0	$252.0	$279.8
Nonqualified Pension Plans	69.8	0.3	0.3	—	2.2	1.7
Total as of December 31, 2016	$4,915.8	$641.3	$588.8	$478.0	$254.2	$281.5

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Underfunded Accumulated Benefit Obligation

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,085.8	$654.0	$611.6	$492.9	$2.3	$1.7

Accumulated Benefit Obligation	$4,915.8	$641.3	$588.8	$478.0	$2.2	$1.7
Fair Value of Plan Assets	4,827.3	606.4	586.1	473.8	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2016	$(88.5)	$(34.9)	$(2.7)	$(4.2)	$(2.2)	$(1.7)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$98.2	$4.3
APCo	10.2	2.4
I&M	13.6	—
OPCo	7.6	—
PSO	5.5	—
SWEPCo	8.7	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$332.6	$43.2	$35.7	$35.8	$19.6	$20.1
2018	335.6	42.9	35.9	35.7	19.3	21.3
2019	344.5	43.8	38.6	35.8	20.3	22.0
2020	351.2	44.5	38.7	36.1	20.4	22.6
2021	364.4	46.0	40.2	35.4	21.9	23.6
Years 2022 to 2026, in Total	1,841.2	231.2	216.5	172.6	106.7	122.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$137.0	$25.4	$16.6	$17.0	$7.6	$8.0
2018	138.2	25.6	16.7	17.0	7.6	8.1
2019	138.3	25.2	16.8	17.0	7.7	8.2
2020	139.7	25.2	16.9	16.9	7.9	8.4
2021	141.1	25.1	17.2	16.9	7.9	8.7
Years 2022 to 2026, in Total	718.0	122.7	87.6	83.8	41.1	46.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$0.3	$0.2	$—	$—	$—	$—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
2021	0.3	0.2	—	—	—	—
Years 2022 to 2026, in Total	1.7	1.0	—	—	—	—

Components of Net Periodic Benefit Cost

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$8.1	$8.7	$7.0	$1.0	$1.1	$1.4
Interest Cost	27.2	26.7	29.6	10.8	10.3	12.8
Expected Return on Plan Assets	(35.3)	(35.0)	(33.9)	(17.3)	(18.1)	(18.5)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(10.1)	(10.0)	(10.1)
Amortization of Net Actuarial Loss	10.8	13.9	16.6	5.4	3.6	4.6
Net Periodic Benefit Cost (Credit)	10.9	14.5	19.5	(10.2)	(13.1)	(9.8)
Capitalized Portion	(4.1)	(5.5)	(6.8)	3.9	5.0	3.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6.8	$9.0	$12.7	$(6.3)	$(8.1)	$(6.4)

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$84.2	$10.7	$10.0	$8.1	$4.4	$4.9
Prior Service Cost	1.0	0.2	0.2	0.1	—	—
Total Estimated 2017 Amortization	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

Pension Plans – Expected to be Recorded as
Regulatory Asset	$74.1	$10.9	$9.6	$8.2	$4.4	$4.9
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.2	—	0.4	—	—	—
Total	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$34.4	$5.8	$4.1	$4.0	$1.9	$2.2
Prior Service Credit	(69.0)	(10.0)	(9.4)	(6.9)	(4.3)	(5.2)
Total Estimated 2017 Amortization	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(25.1)	$(2.2)	$(4.8)	$(2.9)	$(2.4)	$(1.9)
Deferred Income Taxes	(3.3)	(0.7)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(6.2)	(1.3)	(0.3)	—	—	(0.7)
Total	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$72.9	$73.6	$70.5
APCo	7.3	7.2	7.3
I&M	10.9	10.6	10.5
OPCo	5.6	5.4	5.2
PSO	4.3	4.2	4.0
SWEPCo	5.7	5.7	5.3

Appalachian Power Co [Member] | Benefit Obligations [Member]
Actuarial Assumptions

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
Assumption	2016	2015	2016	2015
Discount Rate	4.05%	4.30%	4.10%	4.30%

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2016	2015
AEP	4.75%	4.80%
APCo	4.55%	4.45%
I&M	4.80%	4.75%
OPCo	4.85%	4.85%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Appalachian Power Co [Member] | Benefit Costs [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
	January 1,
Assumptions	2016	2015	2014	2016	2015	2014
Discount Rate	4.30%	4.00%	4.70%	4.30%	4.00%	4.70%
Expected Return on Plan Assets	6.00%	6.00%	6.00%	7.00%	6.75%	6.75%

	Pension Plans
	January 1,
Assumption – Rate of Compensation Increase (a)	2016	2015	2014
AEP	4.75%	4.80%	4.85%
APCo	4.55%	4.45%	4.60%
I&M	4.80%	4.80%	4.90%
OPCo	4.85%	4.80%	5.00%
PSO	4.90%	4.80%	4.90%
SWEPCo	4.75%	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Indiana Michigan Power Co [Member]
Health Care Trend Rates

	January 1,
Health Care Trend Rates	2016	2015
Initial	7.00%	6.25%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2024	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.1	$0.6	$0.3	$0.2	$0.1	$0.1
1% Decrease	(2.3)	(0.5)	(0.2)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$58.8	$12.6	$5.6	$5.5	$2.6	$2.9
1% Decrease	(50.7)	(10.6)	(4.9)	(4.8)	(2.3)	(2.6)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

I&M	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$591.5	$617.9	$166.3	$161.7
Service Cost	12.2	12.9	1.5	1.6
Interest Cost	25.3	24.5	7.0	6.4
Actuarial (Gain) Loss	20.1	(28.4)	3.8	7.7
Benefit Payments	(37.5)	(35.4)	(15.7)	(15.2)
Participant Contributions	—	—	4.6	4.0
Medicare Subsidy	—	—	0.1	0.1
Benefit Obligation as of December 31,	$611.6	$591.5	$167.6	$166.3

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$570.0	$591.7	$189.0	$202.4
Actual Gain (Loss) on Plan Assets	40.6	(0.9)	8.7	(2.3)
Company Contributions	13.0	14.6	—	0.1
Participant Contributions	—	—	4.6	4.0
Benefit Payments	(37.5)	(35.4)	(15.7)	(15.2)
Fair Value of Plan Assets as of December 31,	$586.1	$570.0	$186.6	$189.0

Funded (Underfunded) Status as of December 31,	$(25.5)	$(21.5)	$19.0	$22.7

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$19.0	$22.7
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(25.5)	(21.5)	—	—
Funded (Underfunded) Status	$(25.5)	$(21.5)	$19.0	$22.7

Amounts Included in AOCI and Regulatory Assets

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$133.2	$130.0	$81.3	$77.1
Prior Service Cost (Credit)	0.2	0.3	(66.3)	(75.7)

Recorded as
Regulatory Assets	$128.2	$125.3	$13.7	$1.1
Deferred Income Taxes	1.8	1.8	0.5	0.1
Net of Tax AOCI	3.4	3.2	0.8	0.2

Components of Change in Amounts Included in AOCI and Regulatory Assets

I&M	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$13.2	$4.7	$7.9	$24.7
Amortization of Actuarial Loss	(10.0)	(12.6)	(3.7)	(2.0)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	9.4	9.4
Change for the Year Ended December 31,	$3.1	$(8.1)	$13.6	$32.1

Allocated Assets of Investments

	Pension Plan		Other Postretirement Benefit Plans
	December 31,
Company	2016	2015	2016	2015
APCo	12.6%	12.7%	16.0%	16.3%
I&M	12.1%	12.0%	12.1%	12.0%
OPCo	9.8%	9.9%	11.8%	12.1%
PSO	5.5%	5.5%	5.6%	5.6%
SWEPCo	6.0%	5.9%	6.3%	6.2%

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,846.0	$641.0	$588.5	$478.0	$252.0	$279.8
Nonqualified Pension Plans	69.8	0.3	0.3	—	2.2	1.7
Total as of December 31, 2016	$4,915.8	$641.3	$588.8	$478.0	$254.2	$281.5

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Underfunded Accumulated Benefit Obligation

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,085.8	$654.0	$611.6	$492.9	$2.3	$1.7

Accumulated Benefit Obligation	$4,915.8	$641.3	$588.8	$478.0	$2.2	$1.7
Fair Value of Plan Assets	4,827.3	606.4	586.1	473.8	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2016	$(88.5)	$(34.9)	$(2.7)	$(4.2)	$(2.2)	$(1.7)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$98.2	$4.3
APCo	10.2	2.4
I&M	13.6	—
OPCo	7.6	—
PSO	5.5	—
SWEPCo	8.7	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$332.6	$43.2	$35.7	$35.8	$19.6	$20.1
2018	335.6	42.9	35.9	35.7	19.3	21.3
2019	344.5	43.8	38.6	35.8	20.3	22.0
2020	351.2	44.5	38.7	36.1	20.4	22.6
2021	364.4	46.0	40.2	35.4	21.9	23.6
Years 2022 to 2026, in Total	1,841.2	231.2	216.5	172.6	106.7	122.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$137.0	$25.4	$16.6	$17.0	$7.6	$8.0
2018	138.2	25.6	16.7	17.0	7.6	8.1
2019	138.3	25.2	16.8	17.0	7.7	8.2
2020	139.7	25.2	16.9	16.9	7.9	8.4
2021	141.1	25.1	17.2	16.9	7.9	8.7
Years 2022 to 2026, in Total	718.0	122.7	87.6	83.8	41.1	46.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$0.3	$0.2	$—	$—	$—	$—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
2021	0.3	0.2	—	—	—	—
Years 2022 to 2026, in Total	1.7	1.0	—	—	—	—

Components of Net Periodic Benefit Cost

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$12.2	$12.9	$10.0	$1.5	$1.6	$1.9
Interest Cost	25.3	24.5	26.3	7.0	6.4	7.6
Expected Return on Plan Assets	(33.6)	(32.6)	(31.0)	(12.9)	(13.2)	(13.4)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	10.0	12.6	14.6	3.7	2.0	2.4
Net Periodic Benefit Cost (Credit)	14.0	17.6	20.1	(10.1)	(12.6)	(10.9)
Capitalized Portion	(3.3)	(4.0)	(4.6)	2.4	2.9	2.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$10.7	$13.6	$15.5	$(7.7)	$(9.7)	$(8.4)

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$84.2	$10.7	$10.0	$8.1	$4.4	$4.9
Prior Service Cost	1.0	0.2	0.2	0.1	—	—
Total Estimated 2017 Amortization	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

Pension Plans – Expected to be Recorded as
Regulatory Asset	$74.1	$10.9	$9.6	$8.2	$4.4	$4.9
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.2	—	0.4	—	—	—
Total	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$34.4	$5.8	$4.1	$4.0	$1.9	$2.2
Prior Service Credit	(69.0)	(10.0)	(9.4)	(6.9)	(4.3)	(5.2)
Total Estimated 2017 Amortization	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(25.1)	$(2.2)	$(4.8)	$(2.9)	$(2.4)	$(1.9)
Deferred Income Taxes	(3.3)	(0.7)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(6.2)	(1.3)	(0.3)	—	—	(0.7)
Total	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$72.9	$73.6	$70.5
APCo	7.3	7.2	7.3
I&M	10.9	10.6	10.5
OPCo	5.6	5.4	5.2
PSO	4.3	4.2	4.0
SWEPCo	5.7	5.7	5.3

Indiana Michigan Power Co [Member] | Benefit Obligations [Member]
Actuarial Assumptions

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
Assumption	2016	2015	2016	2015
Discount Rate	4.05%	4.30%	4.10%	4.30%

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2016	2015
AEP	4.75%	4.80%
APCo	4.55%	4.45%
I&M	4.80%	4.75%
OPCo	4.85%	4.85%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Indiana Michigan Power Co [Member] | Benefit Costs [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
	January 1,
Assumptions	2016	2015	2014	2016	2015	2014
Discount Rate	4.30%	4.00%	4.70%	4.30%	4.00%	4.70%
Expected Return on Plan Assets	6.00%	6.00%	6.00%	7.00%	6.75%	6.75%

	Pension Plans
	January 1,
Assumption – Rate of Compensation Increase (a)	2016	2015	2014
AEP	4.75%	4.80%	4.85%
APCo	4.55%	4.45%	4.60%
I&M	4.80%	4.80%	4.90%
OPCo	4.85%	4.80%	5.00%
PSO	4.90%	4.80%	4.90%
SWEPCo	4.75%	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Ohio Power Co [Member]
Health Care Trend Rates

	January 1,
Health Care Trend Rates	2016	2015
Initial	7.00%	6.25%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2024	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.1	$0.6	$0.3	$0.2	$0.1	$0.1
1% Decrease	(2.3)	(0.5)	(0.2)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$58.8	$12.6	$5.6	$5.5	$2.6	$2.9
1% Decrease	(50.7)	(10.6)	(4.9)	(4.8)	(2.3)	(2.6)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$497.5	$526.3	$168.6	$164.7
Service Cost	6.5	6.7	0.8	0.9
Interest Cost	20.6	20.3	7.0	6.4
Actuarial (Gain) Loss	4.7	(19.5)	(1.0)	8.7
Benefit Payments	(36.4)	(36.3)	(16.2)	(16.3)
Participant Contributions	—	—	4.7	4.3
Medicare Subsidy	—	—	0.1	(0.1)
Benefit Obligation as of December 31,	$492.9	$497.5	$164.0	$168.6

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$472.1	$498.5	$191.6	$206.2
Actual Gain (Loss) on Plan Assets	30.9	2.2	2.5	(2.6)
Company Contributions	7.2	7.7	—	—
Participant Contributions	—	—	4.7	4.3
Benefit Payments	(36.4)	(36.3)	(16.2)	(16.3)
Fair Value of Plan Assets as of December 31,	$473.8	$472.1	$182.6	$191.6

Funded (Underfunded) Status as of December 31,	$(19.1)	$(25.4)	$18.6	$23.0

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$18.6	$23.0
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(19.1)	(25.4)	—	—
Funded (Underfunded) Status	$(19.1)	$(25.4)	$18.6	$23.0

Amounts Included in AOCI and Regulatory Assets

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$215.4	$222.0	$58.2	$52.6
Prior Service Cost (Credit)	0.1	0.2	(48.5)	(55.4)

Recorded as
Regulatory Assets	$215.5	$222.2	$9.7	$(2.8)

Components of Change in Amounts Included in AOCI and Regulatory Assets

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial Loss During the Year	$1.5	$5.8	$9.4	$24.0
Amortization of Actuarial Loss	(8.1)	(10.5)	(3.8)	(2.1)
Amortization of Prior Service Credit (Cost)	(0.1)	(0.2)	6.9	7.0
Change for the Year Ended December 31,	$(6.7)	$(4.9)	$12.5	$28.9

Allocated Assets of Investments

	Pension Plan		Other Postretirement Benefit Plans
	December 31,
Company	2016	2015	2016	2015
APCo	12.6%	12.7%	16.0%	16.3%
I&M	12.1%	12.0%	12.1%	12.0%
OPCo	9.8%	9.9%	11.8%	12.1%
PSO	5.5%	5.5%	5.6%	5.6%
SWEPCo	6.0%	5.9%	6.3%	6.2%

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,846.0	$641.0	$588.5	$478.0	$252.0	$279.8
Nonqualified Pension Plans	69.8	0.3	0.3	—	2.2	1.7
Total as of December 31, 2016	$4,915.8	$641.3	$588.8	$478.0	$254.2	$281.5

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Underfunded Accumulated Benefit Obligation

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,085.8	$654.0	$611.6	$492.9	$2.3	$1.7

Accumulated Benefit Obligation	$4,915.8	$641.3	$588.8	$478.0	$2.2	$1.7
Fair Value of Plan Assets	4,827.3	606.4	586.1	473.8	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2016	$(88.5)	$(34.9)	$(2.7)	$(4.2)	$(2.2)	$(1.7)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$98.2	$4.3
APCo	10.2	2.4
I&M	13.6	—
OPCo	7.6	—
PSO	5.5	—
SWEPCo	8.7	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$332.6	$43.2	$35.7	$35.8	$19.6	$20.1
2018	335.6	42.9	35.9	35.7	19.3	21.3
2019	344.5	43.8	38.6	35.8	20.3	22.0
2020	351.2	44.5	38.7	36.1	20.4	22.6
2021	364.4	46.0	40.2	35.4	21.9	23.6
Years 2022 to 2026, in Total	1,841.2	231.2	216.5	172.6	106.7	122.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$137.0	$25.4	$16.6	$17.0	$7.6	$8.0
2018	138.2	25.6	16.7	17.0	7.6	8.1
2019	138.3	25.2	16.8	17.0	7.7	8.2
2020	139.7	25.2	16.9	16.9	7.9	8.4
2021	141.1	25.1	17.2	16.9	7.9	8.7
Years 2022 to 2026, in Total	718.0	122.7	87.6	83.8	41.1	46.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$0.3	$0.2	$—	$—	$—	$—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
2021	0.3	0.2	—	—	—	—
Years 2022 to 2026, in Total	1.7	1.0	—	—	—	—

Components of Net Periodic Benefit Cost

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$6.5	$6.7	$5.2	$0.8	$0.9	$1.0
Interest Cost	20.6	20.3	22.1	7.0	6.4	7.6
Expected Return on Plan Assets	(27.6)	(27.5)	(26.5)	(13.0)	(13.4)	(13.5)
Amortization of Prior Service Cost (Credit)	0.1	0.2	0.2	(6.9)	(7.0)	(6.9)
Amortization of Net Actuarial Loss	8.1	10.5	12.4	3.8	2.1	2.4
Net Periodic Benefit Cost (Credit)	7.7	10.2	13.4	(8.3)	(11.0)	(9.4)
Capitalized Portion	(3.4)	(4.8)	(5.5)	3.7	5.2	3.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.3	$5.4	$7.9	$(4.6)	$(5.8)	$(5.6)

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$84.2	$10.7	$10.0	$8.1	$4.4	$4.9
Prior Service Cost	1.0	0.2	0.2	0.1	—	—
Total Estimated 2017 Amortization	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

Pension Plans – Expected to be Recorded as
Regulatory Asset	$74.1	$10.9	$9.6	$8.2	$4.4	$4.9
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.2	—	0.4	—	—	—
Total	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$34.4	$5.8	$4.1	$4.0	$1.9	$2.2
Prior Service Credit	(69.0)	(10.0)	(9.4)	(6.9)	(4.3)	(5.2)
Total Estimated 2017 Amortization	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(25.1)	$(2.2)	$(4.8)	$(2.9)	$(2.4)	$(1.9)
Deferred Income Taxes	(3.3)	(0.7)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(6.2)	(1.3)	(0.3)	—	—	(0.7)
Total	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$72.9	$73.6	$70.5
APCo	7.3	7.2	7.3
I&M	10.9	10.6	10.5
OPCo	5.6	5.4	5.2
PSO	4.3	4.2	4.0
SWEPCo	5.7	5.7	5.3

Ohio Power Co [Member] | Benefit Obligations [Member]
Actuarial Assumptions

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
Assumption	2016	2015	2016	2015
Discount Rate	4.05%	4.30%	4.10%	4.30%

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2016	2015
AEP	4.75%	4.80%
APCo	4.55%	4.45%
I&M	4.80%	4.75%
OPCo	4.85%	4.85%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Ohio Power Co [Member] | Benefit Costs [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
	January 1,
Assumptions	2016	2015	2014	2016	2015	2014
Discount Rate	4.30%	4.00%	4.70%	4.30%	4.00%	4.70%
Expected Return on Plan Assets	6.00%	6.00%	6.00%	7.00%	6.75%	6.75%

	Pension Plans
	January 1,
Assumption – Rate of Compensation Increase (a)	2016	2015	2014
AEP	4.75%	4.80%	4.85%
APCo	4.55%	4.45%	4.60%
I&M	4.80%	4.80%	4.90%
OPCo	4.85%	4.80%	5.00%
PSO	4.90%	4.80%	4.90%
SWEPCo	4.75%	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Public Service Co Of Oklahoma [Member]
Health Care Trend Rates

	January 1,
Health Care Trend Rates	2016	2015
Initial	7.00%	6.25%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2024	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.1	$0.6	$0.3	$0.2	$0.1	$0.1
1% Decrease	(2.3)	(0.5)	(0.2)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$58.8	$12.6	$5.6	$5.5	$2.6	$2.9
1% Decrease	(50.7)	(10.6)	(4.9)	(4.8)	(2.3)	(2.6)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

PSO	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$265.4	$285.4	$77.7	$76.7
Service Cost	6.2	6.4	0.6	0.7
Interest Cost	11.2	10.9	3.3	3.0
Actuarial (Gain) Loss	3.1	(17.9)	1.0	2.4
Benefit Payments	(19.2)	(19.4)	(7.2)	(7.1)
Participant Contributions	—	—	2.2	1.9
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$266.7	$265.4	$77.6	$77.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$262.1	$275.5	$88.3	$96.0
Actual Gain (Loss) on Plan Assets	17.3	0.1	3.1	(2.5)
Company Contributions	5.8	5.9	—	—
Participant Contributions	—	—	2.2	1.9
Benefit Payments	(19.2)	(19.4)	(7.2)	(7.1)
Fair Value of Plan Assets as of December 31,	$266.0	$262.1	$86.4	$88.3

Funded (Underfunded) Status as of December 31,	$(0.7)	$(3.3)	$8.8	$10.6

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2016	2015	2016	2015
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$1.6	$—	$8.8	$10.6
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(2.1)	(3.1)	—	—
Funded (Underfunded) Status	$(0.7)	$(3.3)	$8.8	$10.6

Amounts Included in AOCI and Regulatory Assets

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$91.0	$94.1	$37.3	$35.2
Prior Service Cost (Credit)	—	0.3	(30.2)	(34.5)

Recorded as
Regulatory Assets	$91.0	$94.4	$7.1	$0.7

Components of Change in Amounts Included in AOCI and Regulatory Assets

PSO	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$1.3	$(2.9)	$3.9	$10.9
Amortization of Actuarial Loss	(4.4)	(5.7)	(1.8)	(1.0)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.2)	4.3	4.3
Change for the Year Ended December 31,	$(3.4)	$(8.8)	$6.4	$14.2

Allocated Assets of Investments

	Pension Plan		Other Postretirement Benefit Plans
	December 31,
Company	2016	2015	2016	2015
APCo	12.6%	12.7%	16.0%	16.3%
I&M	12.1%	12.0%	12.1%	12.0%
OPCo	9.8%	9.9%	11.8%	12.1%
PSO	5.5%	5.5%	5.6%	5.6%
SWEPCo	6.0%	5.9%	6.3%	6.2%

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,846.0	$641.0	$588.5	$478.0	$252.0	$279.8
Nonqualified Pension Plans	69.8	0.3	0.3	—	2.2	1.7
Total as of December 31, 2016	$4,915.8	$641.3	$588.8	$478.0	$254.2	$281.5

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Underfunded Accumulated Benefit Obligation

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,085.8	$654.0	$611.6	$492.9	$2.3	$1.7

Accumulated Benefit Obligation	$4,915.8	$641.3	$588.8	$478.0	$2.2	$1.7
Fair Value of Plan Assets	4,827.3	606.4	586.1	473.8	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2016	$(88.5)	$(34.9)	$(2.7)	$(4.2)	$(2.2)	$(1.7)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$98.2	$4.3
APCo	10.2	2.4
I&M	13.6	—
OPCo	7.6	—
PSO	5.5	—
SWEPCo	8.7	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$332.6	$43.2	$35.7	$35.8	$19.6	$20.1
2018	335.6	42.9	35.9	35.7	19.3	21.3
2019	344.5	43.8	38.6	35.8	20.3	22.0
2020	351.2	44.5	38.7	36.1	20.4	22.6
2021	364.4	46.0	40.2	35.4	21.9	23.6
Years 2022 to 2026, in Total	1,841.2	231.2	216.5	172.6	106.7	122.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$137.0	$25.4	$16.6	$17.0	$7.6	$8.0
2018	138.2	25.6	16.7	17.0	7.6	8.1
2019	138.3	25.2	16.8	17.0	7.7	8.2
2020	139.7	25.2	16.9	16.9	7.9	8.4
2021	141.1	25.1	17.2	16.9	7.9	8.7
Years 2022 to 2026, in Total	718.0	122.7	87.6	83.8	41.1	46.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$0.3	$0.2	$—	$—	$—	$—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
2021	0.3	0.2	—	—	—	—
Years 2022 to 2026, in Total	1.7	1.0	—	—	—	—

Components of Net Periodic Benefit Cost

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$6.2	$6.4	$5.2	$0.6	$0.7	$0.8
Interest Cost	11.2	10.9	12.1	3.3	3.0	3.6
Expected Return on Plan Assets	(15.5)	(15.1)	(14.6)	(6.1)	(6.3)	(6.3)
Amortization of Prior Service Cost (Credit)	0.3	0.2	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	4.4	5.7	6.7	1.8	1.0	1.1
Net Periodic Benefit Cost (Credit)	6.6	8.1	9.7	(4.7)	(5.9)	(5.1)
Capitalized Portion	(2.4)	(2.8)	(3.3)	1.7	2.0	1.7
Net Periodic Benefit Cost (Credit) Recognized in Expense	$4.2	$5.3	$6.4	$(3.0)	$(3.9)	$(3.4)

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$84.2	$10.7	$10.0	$8.1	$4.4	$4.9
Prior Service Cost	1.0	0.2	0.2	0.1	—	—
Total Estimated 2017 Amortization	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

Pension Plans – Expected to be Recorded as
Regulatory Asset	$74.1	$10.9	$9.6	$8.2	$4.4	$4.9
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.2	—	0.4	—	—	—
Total	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$34.4	$5.8	$4.1	$4.0	$1.9	$2.2
Prior Service Credit	(69.0)	(10.0)	(9.4)	(6.9)	(4.3)	(5.2)
Total Estimated 2017 Amortization	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(25.1)	$(2.2)	$(4.8)	$(2.9)	$(2.4)	$(1.9)
Deferred Income Taxes	(3.3)	(0.7)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(6.2)	(1.3)	(0.3)	—	—	(0.7)
Total	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$72.9	$73.6	$70.5
APCo	7.3	7.2	7.3
I&M	10.9	10.6	10.5
OPCo	5.6	5.4	5.2
PSO	4.3	4.2	4.0
SWEPCo	5.7	5.7	5.3

Public Service Co Of Oklahoma [Member] | Benefit Obligations [Member]
Actuarial Assumptions

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
Assumption	2016	2015	2016	2015
Discount Rate	4.05%	4.30%	4.10%	4.30%

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2016	2015
AEP	4.75%	4.80%
APCo	4.55%	4.45%
I&M	4.80%	4.75%
OPCo	4.85%	4.85%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Public Service Co Of Oklahoma [Member] | Benefit Costs [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
	January 1,
Assumptions	2016	2015	2014	2016	2015	2014
Discount Rate	4.30%	4.00%	4.70%	4.30%	4.00%	4.70%
Expected Return on Plan Assets	6.00%	6.00%	6.00%	7.00%	6.75%	6.75%

	Pension Plans
	January 1,
Assumption – Rate of Compensation Increase (a)	2016	2015	2014
AEP	4.75%	4.80%	4.85%
APCo	4.55%	4.45%	4.60%
I&M	4.80%	4.80%	4.90%
OPCo	4.85%	4.80%	5.00%
PSO	4.90%	4.80%	4.90%
SWEPCo	4.75%	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Southwestern Electric Power Co [Member]
Health Care Trend Rates

	January 1,
Health Care Trend Rates	2016	2015
Initial	7.00%	6.25%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2024	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.1	$0.6	$0.3	$0.2	$0.1	$0.1
1% Decrease	(2.3)	(0.5)	(0.2)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$58.8	$12.6	$5.6	$5.5	$2.6	$2.9
1% Decrease	(50.7)	(10.6)	(4.9)	(4.8)	(2.3)	(2.6)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$282.8	$298.2	$86.1	$85.0
Service Cost	8.1	8.3	0.8	0.8
Interest Cost	12.4	11.8	3.6	3.4
Actuarial (Gain) Loss	13.8	(16.2)	1.5	2.1
Benefit Payments	(20.5)	(19.3)	(7.5)	(7.4)
Participant Contributions	—	—	2.4	2.1
Medicare Subsidy	—	—	—	0.1
Benefit Obligation as of December 31,	$296.6	$282.8	$86.9	$86.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$280.6	$290.2	$97.8	$106.4
Actual Gain (Loss) on Plan Assets	18.8	1.6	4.1	(3.3)
Company Contributions	8.4	8.1	—	—
Participant Contributions	—	—	2.4	2.1
Benefit Payments	(20.5)	(19.3)	(7.5)	(7.4)
Fair Value of Plan Assets as of December 31,	$287.3	$280.6	$96.8	$97.8

Funded (Underfunded) Status as of December 31,	$(9.3)	$(2.2)	$9.9	$11.7

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2016	2015	2016	2015
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$9.9	$11.7
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(9.2)	(2.1)	—	—
Funded (Underfunded) Status	$(9.3)	$(2.2)	$9.9	$11.7

Amounts Included in AOCI and Regulatory Assets

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2016	2015	2016	2015
Components	(in millions)
Net Actuarial Loss	$103.8	$97.1	$45.4	$43.3
Prior Service Cost (Credit)	0.1	0.4	(36.6)	(41.6)

Recorded as
Regulatory Assets	$103.9	$97.5	$5.7	$1.2
Deferred Income Taxes	—	—	1.1	0.2
Net of Tax AOCI	—	—	2.0	0.3

Components of Change in Amounts Included in AOCI and Regulatory Assets

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2016	2015	2016	2015
Components	(in millions)
Actuarial (Gain) Loss During the Year	$11.5	$(1.8)	$4.0	$12.0
Amortization of Actuarial Loss	(4.8)	(6.0)	(1.9)	(1.1)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.3)	5.0	5.2
Change for the Year Ended December 31,	$6.4	$(8.1)	$7.1	$16.1

Allocated Assets of Investments

	Pension Plan		Other Postretirement Benefit Plans
	December 31,
Company	2016	2015	2016	2015
APCo	12.6%	12.7%	16.0%	16.3%
I&M	12.1%	12.0%	12.1%	12.0%
OPCo	9.8%	9.9%	11.8%	12.1%
PSO	5.5%	5.5%	5.6%	5.6%
SWEPCo	6.0%	5.9%	6.3%	6.2%

Accumulated Benefit Obligation

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,846.0	$641.0	$588.5	$478.0	$252.0	$279.8
Nonqualified Pension Plans	69.8	0.3	0.3	—	2.2	1.7
Total as of December 31, 2016	$4,915.8	$641.3	$588.8	$478.0	$254.2	$281.5

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Underfunded Accumulated Benefit Obligation

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,085.8	$654.0	$611.6	$492.9	$2.3	$1.7

Accumulated Benefit Obligation	$4,915.8	$641.3	$588.8	$478.0	$2.2	$1.7
Fair Value of Plan Assets	4,827.3	606.4	586.1	473.8	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2016	$(88.5)	$(34.9)	$(2.7)	$(4.2)	$(2.2)	$(1.7)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$98.2	$4.3
APCo	10.2	2.4
I&M	13.6	—
OPCo	7.6	—
PSO	5.5	—
SWEPCo	8.7	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$332.6	$43.2	$35.7	$35.8	$19.6	$20.1
2018	335.6	42.9	35.9	35.7	19.3	21.3
2019	344.5	43.8	38.6	35.8	20.3	22.0
2020	351.2	44.5	38.7	36.1	20.4	22.6
2021	364.4	46.0	40.2	35.4	21.9	23.6
Years 2022 to 2026, in Total	1,841.2	231.2	216.5	172.6	106.7	122.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$137.0	$25.4	$16.6	$17.0	$7.6	$8.0
2018	138.2	25.6	16.7	17.0	7.6	8.1
2019	138.3	25.2	16.8	17.0	7.7	8.2
2020	139.7	25.2	16.9	16.9	7.9	8.4
2021	141.1	25.1	17.2	16.9	7.9	8.7
Years 2022 to 2026, in Total	718.0	122.7	87.6	83.8	41.1	46.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2017	$0.3	$0.2	$—	$—	$—	$—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
2021	0.3	0.2	—	—	—	—
Years 2022 to 2026, in Total	1.7	1.0	—	—	—	—

Components of Net Periodic Benefit Cost

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	(in millions)
Service Cost	$8.1	$8.3	$6.6	$0.8	$0.8	$1.0
Interest Cost	12.4	11.8	12.7	3.6	3.4	4.0
Expected Return on Plan Assets	(16.4)	(16.0)	(15.4)	(6.8)	(6.9)	(7.0)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3	(5.0)	(5.2)	(5.2)
Amortization of Net Actuarial Loss	4.8	6.0	7.1	1.9	1.1	1.2
Net Periodic Benefit Cost (Credit)	9.2	10.4	11.3	(5.5)	(6.8)	(6.0)
Capitalized Portion	(2.7)	(3.2)	(3.4)	1.6	2.1	1.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6.5	$7.2	$7.9	$(3.9)	$(4.7)	$(4.2)

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$84.2	$10.7	$10.0	$8.1	$4.4	$4.9
Prior Service Cost	1.0	0.2	0.2	0.1	—	—
Total Estimated 2017 Amortization	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

Pension Plans – Expected to be Recorded as
Regulatory Asset	$74.1	$10.9	$9.6	$8.2	$4.4	$4.9
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.2	—	0.4	—	—	—
Total	$85.2	$10.9	$10.2	$8.2	$4.4	$4.9

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$34.4	$5.8	$4.1	$4.0	$1.9	$2.2
Prior Service Credit	(69.0)	(10.0)	(9.4)	(6.9)	(4.3)	(5.2)
Total Estimated 2017 Amortization	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(25.1)	$(2.2)	$(4.8)	$(2.9)	$(2.4)	$(1.9)
Deferred Income Taxes	(3.3)	(0.7)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(6.2)	(1.3)	(0.3)	—	—	(0.7)
Total	$(34.6)	$(4.2)	$(5.3)	$(2.9)	$(2.4)	$(3.0)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2016	2015	2014
	(in millions)
AEP	$72.9	$73.6	$70.5
APCo	7.3	7.2	7.3
I&M	10.9	10.6	10.5
OPCo	5.6	5.4	5.2
PSO	4.3	4.2	4.0
SWEPCo	5.7	5.7	5.3

Southwestern Electric Power Co [Member] | Benefit Obligations [Member]
Actuarial Assumptions

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
Assumption	2016	2015	2016	2015
Discount Rate	4.05%	4.30%	4.10%	4.30%

	Pension Plans
	December 31,
Assumption – Rate of Compensation Increase (a)	2016	2015
AEP	4.75%	4.80%
APCo	4.55%	4.45%
I&M	4.80%	4.75%
OPCo	4.85%	4.85%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Southwestern Electric Power Co [Member] | Benefit Costs [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
	January 1,
Assumptions	2016	2015	2014	2016	2015	2014
Discount Rate	4.30%	4.00%	4.70%	4.30%	4.00%	4.70%
Expected Return on Plan Assets	6.00%	6.00%	6.00%	7.00%	6.75%	6.75%

	Pension Plans
	January 1,
Assumption – Rate of Compensation Increase (a)	2016	2015	2014
AEP	4.75%	4.80%	4.85%
APCo	4.55%	4.45%	4.60%
I&M	4.80%	4.80%	4.90%
OPCo	4.85%	4.80%	5.00%
PSO	4.90%	4.80%	4.90%
SWEPCo	4.75%	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Pension Plans [Member]
Assets within Fair Value Hierarchy

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$354.7	$—	$—	$—	$354.7	7.3%
International	439.2	—	—	—	439.2	9.1%
Options	—	20.0	—	—	20.0	0.4%
Real Estate Investment Trusts	3.1	—	—	—	3.1	0.1%
Common Collective Trusts (c)	—	14.0	—	400.5	414.5	8.6%
Subtotal – Equities	797.0	34.0	—	400.5	1,231.5	25.5%

Fixed Income:
Common Collective Trust – Debt (c)	—	—	—	32.3	32.3	0.7%
United States Government and Agency Securities (c)	—	423.3	—	17.7	441.0	9.1%
Corporate Debt (c)	—	1,932.2	—	10.0	1,942.2	40.2%
Foreign Debt (c)	—	373.7	—	12.1	385.8	8.0%
State and Local Government	—	11.5	—	—	11.5	0.2%
Other – Asset Backed (c)	—	5.4	—	7.4	12.8	0.3%
Subtotal – Fixed Income	—	2,746.1	—	79.5	2,825.6	58.5%

Infrastructure	—	—	57.6	—	57.6	1.2%
Real Estate	—	—	254.9	—	254.9	5.3%
Alternative Investments	—	—	411.1	—	411.1	8.5%
Securities Lending	—	161.6	—	—	161.6	3.4%
Securities Lending Collateral (a)	—	—	—	(163.3)	(163.3)	(3.4)%
Cash and Cash Equivalents (c)	—	—	—	29.7	29.7	0.6%
Other – Pending Transactions and Accrued Income (b)	—	—	—	18.6	18.6	0.4%

Total	$797.0	$2,941.7	$723.6	$365.0	$4,827.3	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$315.7	$—	$—	$—	$315.7	6.6%
International	402.3	—	—	—	402.3	8.4%
Options	—	15.6	—	—	15.6	0.3%
Real Estate Investment Trusts	4.0	—	—	—	4.0	0.1%
Common Collective Trusts (c)	—	16.1	—	369.7	385.8	8.1%
Subtotal – Equities	722.0	31.7	—	369.7	1,123.4	23.5%

Fixed Income:
Common Collective Trust – Debt (c)	—	—	—	34.2	34.2	0.7%
United States Government and Agency Securities (c)	—	397.8	—	24.1	421.9	8.9%
Corporate Debt (c)	—	1,964.2	—	19.0	1,983.2	41.6%
Foreign Debt (c)	—	405.4	0.1	16.0	421.5	8.8%
State and Local Government	—	12.8	—	—	12.8	0.3%
Other – Asset Backed (c)	—	15.8	—	7.6	23.4	0.5%
Subtotal – Fixed Income	—	2,796.0	0.1	100.9	2,897.0	60.8%

Infrastructure	—	—	42.0	—	42.0	0.9%
Real Estate	—	—	253.7	—	253.7	5.3%
Alternative Investments	—	—	378.7	—	378.7	8.0%
Securities Lending	—	263.0	—	—	263.0	5.5%
Securities Lending Collateral (a)	—	—	—	(264.7)	(264.7)	(5.5)%
Cash and Cash Equivalents (c)	—	1.2	—	47.4	48.6	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	25.9	25.9	0.5%

Total	$722.0	$3,091.9	$674.5	$279.2	$4,767.6	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(c)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

Pension Plan Assets Level 3 Reconciliation

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2015	$0.1	$12.5	$235.8	$378.9	$627.3
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(3.6)	12.5	(25.9)	(17.0)
Relating to Assets Sold During the Period	—	0.3	23.8	37.6	61.7
Purchases and Sales	—	32.8	(18.4)	(11.9)	2.5
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2015	$0.1	$42.0	$253.7	$378.7	$674.5

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2016	$0.1	$42.0	$253.7	$378.7	$674.5
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	5.9	5.3	13.7	24.9
Relating to Assets Sold During the Period	—	0.9	23.2	21.1	45.2
Purchases and Sales	(0.1)	8.8	(27.3)	(2.4)	(21.0)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2016	$—	$57.6	$254.9	$411.1	$723.6

Other Postretirement Benefit Plans [Member]
Assets within Fair Value Hierarchy

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$465.1	$—	$—	$—	$465.1	29.5%
International	484.3	—	—	—	484.3	30.7%
Options	—	15.6	—	—	15.6	1.0%
Common Collective Trusts (b)	—	12.6	—	19.0	31.6	2.0%
Subtotal – Equities	949.4	28.2	—	19.0	996.6	63.2%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	100.9	100.9	6.4%
United States Government and Agency Securities	—	58.4	—	—	58.4	3.7%
Corporate Debt	—	117.7	—	—	117.7	7.4%
Foreign Debt	—	20.7	—	—	20.7	1.3%
State and Local Government	—	4.2	—	—	4.2	0.3%
Other – Asset Backed	—	8.4	—	—	8.4	0.5%
Subtotal – Fixed Income	—	209.4	—	100.9	310.3	19.6%

Trust Owned Life Insurance:
International Equities (b)	—	—	—	28.3	28.3	1.8%
United States Bonds (b)	—	—	—	184.3	184.3	11.7%
Subtotal – Trust Owned Life Insurance	—	—	—	212.6	212.6	13.5%

Cash and Cash Equivalents	44.9	7.2	—	—	52.1	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5.8	5.8	0.4%

Total	$994.3	$244.8	$—	$338.3	$1,577.4	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$517.1	$—	$—	$—	$517.1	33.5%
International	435.5	—	—	—	435.5	28.2%
Options	—	15.2	—	—	15.2	1.0%
Common Collective Trusts (b)	—	10.9	—	20.5	31.4	2.0%
Subtotal – Equities	952.6	26.1	—	20.5	999.2	64.7%

Fixed Income:
Common Collective Trust – Debt (b)	—	—	—	93.7	93.7	6.0%
United States Government and Agency Securities	—	64.7	—	—	64.7	4.2%
Corporate Debt	—	121.6	—	—	121.6	7.9%
Foreign Debt	—	18.6	—	—	18.6	1.2%
State and Local Government	—	3.0	—	—	3.0	0.2%
Other – Asset Backed	—	5.9	—	—	5.9	0.4%
Subtotal – Fixed Income	—	213.8	—	93.7	307.5	19.9%

Trust Owned Life Insurance:
International Equities (b)	—	—	—	110.1	110.1	7.1%
United States Bonds (b)	—	—	—	97.4	97.4	6.3%
Subtotal – Trust Owned Life Insurance	—	—	—	207.5	207.5	13.4%

Cash and Cash Equivalents	24.0	10.5	—	—	34.5	2.2%
Other – Pending Transactions and Accrued Income (a)	—	—	—	(2.8)	(2.8)	(0.2)%

Total	$976.6	$250.4	$—	$318.9	$1,545.9	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

(b)
Amounts in “Other” column represent investments for which fair value is measured using net asset value per share in accordance with ASU 2015-07, Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which was retrospectively applied to prior periods.